Shareholder Fees - Voya Government Money Market Fund	Class A Maximum sales charge (load) as a % of offering price imposed on purchases	Class A Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class C Maximum sales charge (load) as a % of offering price imposed on purchases	Class C Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class I Maximum sales charge (load) as a % of offering price imposed on purchases	Class I Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class W Maximum sales charge (load) as a % of offering price imposed on purchases	Class W Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	none	none	none	1.00%	none	none	none	none